Consolidated Statements of Operations and Comprehensive Loss - Scenario, Unspecified [Domain] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 1,485,000	$ 1,608,000	$ 2,506,000	$ 2,889,000	$ 5,501,342	$ 846,414
License and royalty	125,000	125,000	250,000	250,000	500,000	458,333
Total revenue	1,610,000	1,733,000	2,756,000	3,139,000	6,001,342	1,304,747
Cost of revenue	676,000	758,000	1,090,000	1,365,000	2,572,399	574,195
Gross profit	934,000	975,000	1,666,000	1,774,000	3,428,943	730,552
Operating expenses:
Sales and marketing	1,232,000	1,364,000	2,465,000	2,637,000	4,739,789	2,240,116
Research and development	2,279,000	1,473,000	4,750,000	2,840,000	6,716,689	5,399,775
General and administrative	1,252,000	1,289,000	2,854,000	2,101,000	4,422,180	3,013,104
Total operating expenses	4,763,000	4,126,000	10,069,000	7,578,000	15,878,658	10,652,995
Operating loss	(3,829,000)	(3,151,000)	(8,403,000)	(5,804,000)	(12,449,715)	(9,922,443)
Other income and (expenses):
Interest expense, net	(107,000)	(109,000)	(213,000)	(212,000)	(503,044)	(2,877,627)
Contingent earn-out adjustment					229,300	0
Gain (loss) on revaluation of derivative liabilities, net	104,000	1,158,000	40,000	1,374,000	2,200,200	(506,195)
Gain on settlement of derivative liability					0	1,012,351
Loss on extinguishment of debt					(128,546)	(4,970,410)
Issuance of warrants due to organic change					0	(2,553,318)
Gain on liquidation of subsidiary					0	3,386,297
Miscellaneous income (expense)	11,000	(1,000)	(49,000)	(4,000)	(37,958)	171,414
Total other income and (expenses)	8,000	1,048,000	(222,000)	1,158,000	1,759,952	(6,337,488)
Net loss before provision for income taxes	(3,821,000)	(2,103,000)	(8,625,000)	(4,646,000)	(10,689,763)	(16,259,931)
Provision for income taxes	0	0	2,000	3,000	3,100	6,341
Net loss	(3,821,000)	(2,103,000)	(8,627,000)	(4,649,000)	(10,692,863)	(16,266,272)
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature					0	(898,623)
Series A-1 preferred dividend					0	(547,171)
Net loss attributable to common stockholders	$ (3,821,000)	$ (2,103,000)	$ (8,627,000)	$ (4,649,000)	$ (10,692,863)	$ (17,712,066)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.67)	$ (2.28)	$ (1.52)	$ (5.07)	$ (4.17)	$ (58.16)
Shares used to compute net loss per share - basic and diluted (in Shares)	5,677,000	922,000	5,668,000	917,000	2,567,063	304,527
Comprehensive Loss:
Net loss	$ (3,821,000)	$ (2,103,000)	$ (8,627,000)	$ (4,649,000)	$ (10,692,863)	$ (16,266,272)
Foreign currency translation adjustments					0	(201,975)
Total comprehensive loss					$ (10,692,863)	$ (16,468,247)